Debt - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended		25 Months Ended
	Dec. 11, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Apr. 03, 2023
Debt Instrument [Line Items]
Debt instrument, Interest rate						9.00%
Interest expense, debt		$ 0	$ 208	$ 284	$ 386	$ 961	$ 764
Term Loan
Debt Instrument [Line Items]
Debt due									$ 11,667
Loan Agreement
Debt Instrument [Line Items]
Debt instrument final payment	$ 150	$ 150		$ 150
Loan Agreement | Term Loan
Debt Instrument [Line Items]
Principal balance	$ 15,000
Frequency of interest-only payments								monthly
Monthly interest only payments due	Nov. 30, 2022
Loan maturity date	May 01, 2024
Debt instrument, Interest rate						4.75%
Interest rate floor percentage	0.00%
Loan Agreement | Term Loan | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Payment terms, description	The Company made monthly interest only payments through November 30, 2022. The principal balance and interest were to be repaid in equal monthly installments after the interest only period and continue through May 1, 2024 (Loan Maturity Date)
Loan Agreement | Term Loan | Commercial Bank [Member]
Debt Instrument [Line Items]
Payment terms, description	The Company made monthly interest only payments through November 30, 2022. The principal balance and interest will be repaid in equal monthly installments after the interest only period and continue through May 1, 2024 (Loan Maturity Date)
Loan Agreement | Term Loan | Prepayment Occurs on or Prior to First Anniversary of Closing Date
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage	2.00%
Loan Agreement | Term Loan | Prepayment Occurs After First Anniversary of Closing Date and On or Prior to Second Anniversary of Closing Date
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage	1.00%
Loan Agreement | Term Loan | Prepayment Occurs After Second Anniversary of Closing Date
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage	0.00%
Loan Agreement | Term Loan | Prime Rate
Debt Instrument [Line Items]
Debt instrument, Interest rate	1.50%